Note 10 - Financial assets and liabilities held for trading. Financial assets held for trading equity instruments by issuer (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	€ 5,254	€ 6,801	€ 4,675
Total domestic [Member] | Credit Institutions [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	576	617	781
Total domestic [Member] | Other [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	536	603	956
Total domestic [Member] | Total [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	1,112	1,220	1,737
Total foreign [Member] | Credit Institutions [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	304	345	220
Total foreign [Member] | Other [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	3,838	5,236	2,718
Total foreign [Member] | Total [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	4,142	5,581	2,939
Total [Member] | Total [Member]
Financial Assets and liabilities held for trading Equity Instruments Line Items
Equity Instruments Held For Trading	€ 5,254	€ 6,801	€ 4,675